Annual Total Returns[BarChart] - VictoryShares USAA MSCI Emerging Markets Value Momentum ETF - VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2018	2019	2020
Total	(16.62%)	10.29%	4.42%